Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
April 30, 2024

Dates Covered
Collections Period	04/01/24 - 04/30/24
Interest Accrual Period	04/15/24 - 05/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/24	377,461,237.81	25,221
Yield Supplement Overcollateralization Amount 03/31/24	5,397,898.44	0
Receivables Balance 03/31/24	382,859,136.25	25,221
Principal Payments	18,153,909.89	478
Defaulted Receivables	304,981.22	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/24	4,948,893.27	0
Pool Balance at 04/30/24	359,451,351.87	24,725

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.78%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	6,208,204.10	306
Past Due 61-90 days	1,803,042.26	87
Past Due 91-120 days	454,461.78	20
Past Due 121+ days	0.00	0
Total	8,465,708.14	413

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.62%
Delinquency Trigger Occurred	NO

Recoveries	305,672.04
Aggregate Net Losses/(Gains) - April 2024	(690.82)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.00%
Prior Net Losses/(Gains) Ratio	-0.52%
Second Prior Net Losses/(Gains) Ratio	0.86%
Third Prior Net Losses/(Gains) Ratio	0.51%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	3.98%
Weighted Average Contract Rate, Yield Adjusted	5.17%
Weighted Average Remaining Term	33.71

Flow of Funds	$ Amount
Collections	19,742,981.02
Investment Earnings on Cash Accounts	15,177.38
Servicing Fee	(319,049.28)
Transfer to Collection Account	-
Available Funds	19,439,109.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	245,323.10
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	12,254,476.97
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,115,408.41

Total Distributions of Available Funds	19,439,109.12

Servicing Fee	319,049.28
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 04/15/24	371,705,828.84
Principal Paid	18,009,885.94
Note Balance @ 05/15/24	353,695,942.90

Class A-1
Note Balance @ 04/15/24	0.00
Principal Paid	0.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-2
Note Balance @ 04/15/24	0.00
Principal Paid	0.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-3
Note Balance @ 04/15/24	198,305,828.84
Principal Paid	18,009,885.94
Note Balance @ 05/15/24	180,295,942.90
Note Factor @ 05/15/24	46.5399956%

Class A-4
Note Balance @ 04/15/24	121,600,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	121,600,000.00
Note Factor @ 05/15/24	100.0000000%

Class B
Note Balance @ 04/15/24	34,530,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	34,530,000.00
Note Factor @ 05/15/24	100.0000000%

Class C
Note Balance @ 04/15/24	17,270,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	17,270,000.00
Note Factor @ 05/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	313,814.77
Total Principal Paid	18,009,885.94
Total Paid	18,323,700.71

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	133,856.43
Principal Paid	18,009,885.94
Total Paid to A-3 Holders	18,143,742.37

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2733102
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.6853213
Total Distribution Amount	15.9586315

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3455251
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.4891222
Total A-3 Distribution Amount	46.8346473

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	680.43
Noteholders' Principal Distributable Amount	319.57

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/24	2,877,704.48
Investment Earnings	12,403.82
Investment Earnings Paid	(12,403.82)
Deposit/(Withdrawal)	-
Balance as of 05/15/24	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,302,848.90	$1,980,689.05	$2,520,340.48
Number of Extensions	119	97	121
Ratio of extensions to Beginning of Period Receivables Balance	0.60%	0.49%	0.60%